Segment Information (Details) - Schedule of Revenue by Geographic Region - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Information (Details) - Schedule of Revenue by Geographic Region [Line Items]
Revenue	$ 80,963,451	$ 39,384,284
United States [Member]
Segment Information (Details) - Schedule of Revenue by Geographic Region [Line Items]
Revenue	74,439,470	37,412,270
Canada [Member]
Segment Information (Details) - Schedule of Revenue by Geographic Region [Line Items]
Revenue	1,042,983	502,221
Other [Member]
Segment Information (Details) - Schedule of Revenue by Geographic Region [Line Items]
Revenue	$ 5,480,998	$ 1,469,793